OTHER SHORT-TERM BORROWINGS (Schedule of FRBC Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
Ending balance		$ 7,000
Average balance	456	2,592
Maximum month-end balance	$ 5,875	$ 24,800
Average interest rate	0.25%	0.25%
Weighted-average rate at period end		0.25%